Issued capital and reserves - Disclosure of share capital of Global Blue Group Holding A.G. (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of classes of share capital [line items]
Issue of share capital	€ 57,787	€ (2)
Conversion of shares into equity settled plan	42,632
Equity award issuance costs	(135,309)
Other reserve
Disclosure of classes of share capital [line items]
Issue of share capital	(1,495,526)
Conversion of shares into equity settled plan	(42,632)
Equity award issuance costs	(115,113)
Effect of the merge	12,031
Other reserve | Ordinary shares
Disclosure of classes of share capital [line items]
Issue of share capital	(1,209)
Issue of share premium	(1,181,450)
Other reserve | Preference shares
Disclosure of classes of share capital [line items]
Issue of share capital	(184)
Issue of share premium	€ (166,969)